Schedule of Investments (unaudited)
June 30, 2025
iShares® Global Tech ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 0.2%
NEXTDC Ltd.(a)	202,127	$1,929,376
WiseTech Global Ltd.	59,425	4,261,714
Xero Ltd.(a)	51,879	6,138,803
		12,329,893
Canada — 1.4%
CGI Inc.	63,124	6,629,237
Constellation Software Inc./Canada	6,212	22,777,865
Open Text Corp.	82,066	2,397,948
Shopify Inc., Class A(a)	385,807	44,497,777
		76,302,827
China — 0.7%
Xiaomi Corp., Class B(a)(b)	5,350,865	41,189,546
Finland — 0.2%
Nokia OYJ	1,671,480	8,672,687
France — 0.3%
Capgemini SE	48,934	8,379,284
Dassault Systemes SE	207,782	7,530,361
		15,909,645
Germany — 2.1%
Infineon Technologies AG	411,618	17,564,578
SAP SE	322,256	98,539,311
		116,103,889
Japan — 3.1%
Advantest Corp.	243,100	18,021,245
Canon Inc.	306,100	8,878,037
Disco Corp.	29,700	8,798,427
FUJIFILM Holdings Corp.	394,200	8,536,626
Fujitsu Ltd.	541,400	13,134,023
Keyence Corp.	63,140	25,245,141
Kyocera Corp.	437,700	5,256,932
Lasertec Corp.	25,600	3,431,952
Murata Manufacturing Co. Ltd.	574,600	8,492,981
NEC Corp.	430,000	12,545,268
Nomura Research Institute Ltd.	139,900	5,595,638
Obic Co. Ltd.	103,900	4,040,158
Omron Corp.	61,300	1,652,430
Renesas Electronics Corp.	513,000	6,346,541
Ricoh Co. Ltd.	181,800	1,715,720
SCREEN Holdings Co. Ltd.	32,500	2,642,619
TDK Corp.	616,900	7,200,794
Tokyo Electron Ltd.	148,700	28,477,440
		170,011,972
Netherlands — 2.0%
ASM International NV	14,578	9,351,463
ASML Holding NV	124,468	99,740,808
BE Semiconductor Industries NV	24,343	3,640,579
		112,732,850
Singapore — 0.1%
STMicroelectronics NV, New	207,772	6,362,569
South Korea — 1.9%
Samsung Electronics Co. Ltd.	1,515,397	67,013,285
SK Hynix Inc.	169,802	36,589,198
		103,602,483
Sweden — 0.3%
Hexagon AB, Class B	650,348	6,555,243
Security	Shares	Value
Sweden (continued)
Telefonaktiebolaget LM Ericsson, Class B	979,035	$8,366,169
		14,921,412
Switzerland — 0.1%
Logitech International SA, Registered	49,243	4,465,575
Temenos AG, Registered	19,174	1,377,366
		5,842,941
Taiwan — 5.6%
ASE Technology Holding Co. Ltd.	1,089,000	5,463,271
Delta Electronics Inc.	606,000	8,575,474
Hon Hai Precision Industry Co. Ltd.	3,813,378	21,039,689
MediaTek Inc.	508,000	21,767,118
Quanta Computer Inc.	879,000	8,268,200
Taiwan Semiconductor Manufacturing Co. Ltd.	6,604,600	241,525,908
United Microelectronics Corp.	3,674,000	5,541,478
		312,181,138
United Kingdom — 0.2%
Halma PLC	119,017	5,231,284
Sage Group PLC (The)	308,677	5,300,846
		10,532,130
United States — 81.3%
Accenture PLC, Class A	197,851	59,135,685
Adobe Inc.(a)	134,698	52,111,963
Advanced Micro Devices Inc.(a)	512,434	72,714,385
Akamai Technologies Inc.(a)	46,083	3,675,580
Amphenol Corp., Class A	382,290	37,751,137
Analog Devices Inc.	156,750	37,309,635
Ansys Inc.(a)	27,742	9,743,545
Apple Inc.	2,448,698	502,399,369
Applied Materials Inc.	256,766	47,006,152
Arista Networks Inc.(a)	325,589	33,311,011
Autodesk Inc.(a)	67,741	20,970,581
Broadcom Inc.	929,782	256,294,408
Cadence Design Systems Inc.(a)	86,453	26,640,492
CDW Corp.	42,071	7,513,460
Cisco Systems Inc.	1,257,312	87,232,307
Cognizant Technology Solutions Corp., Class A	155,372	12,123,677
Corning Inc.	244,487	12,857,571
Crowdstrike Holdings Inc., Class A(a)	78,718	40,091,865
Dell Technologies Inc., Class C	95,220	11,673,972
Enphase Energy Inc.(a)(c)	41,950	1,663,318
EPAM Systems Inc.(a)	17,992	3,181,345
F5 Inc.(a)	18,292	5,383,701
Fair Isaac Corp.(a)	7,703	14,080,776
First Solar Inc.(a)	33,899	5,611,640
Fortinet Inc.(a)	201,204	21,271,287
Gartner Inc.(a)	24,374	9,852,458
Gen Digital Inc.	172,044	5,058,094
GoDaddy Inc., Class A(a)	45,364	8,168,242
Hewlett Packard Enterprise Co.	415,922	8,505,605
HP Inc.	301,013	7,362,778
Intel Corp.	1,378,580	30,880,192
International Business Machines Corp.	293,729	86,585,435
Intuit Inc.	88,354	69,590,261
Jabil Inc.	33,834	7,379,195
Juniper Networks Inc.	105,035	4,194,048
Keysight Technologies Inc.(a)	54,746	8,970,680
KLA Corp.	41,794	37,436,558
Lam Research Corp.	404,256	39,350,279
Microchip Technology Inc.	170,312	11,984,855
Micron Technology Inc.	353,201	43,532,023
Microsoft Corp.	1,979,713	984,729,043

Schedule of Investments (unaudited)(continued)
June 30, 2025
iShares® Global Tech ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Monolithic Power Systems Inc.	15,228	$11,137,455
Motorola Solutions Inc.	52,852	22,222,152
NetApp Inc.	64,372	6,858,837
Nvidia Corp.	6,495,807	1,026,272,548
NXP Semiconductors NV	79,970	17,472,645
ON Semiconductor Corp.(a)(c)	131,559	6,895,007
Oracle Corp.	514,030	112,382,379
Palantir Technologies Inc., Class A(a)	672,265	91,643,165
Palo Alto Networks Inc.(a)(c)	209,252	42,821,329
PTC Inc.(a)	38,185	6,580,803
Qualcomm Inc.	346,759	55,224,838
Roper Technologies Inc.	33,979	19,260,656
Salesforce Inc.	303,235	82,689,152
Seagate Technology Holdings PLC	67,154	9,692,337
ServiceNow Inc.(a)	65,421	67,258,022
Skyworks Solutions Inc.	47,320	3,526,286
Super Micro Computer Inc.(a)	162,213	7,950,059
Synopsys Inc.(a)	48,931	25,085,945
TE Connectivity PLC	93,470	15,765,585
Teledyne Technologies Inc.(a)	14,790	7,577,065
Teradyne Inc.	50,415	4,533,317
Texas Instruments Inc.	287,116	59,611,024
Trimble Inc.(a)	75,201	5,713,772
Tyler Technologies Inc.(a)(c)	13,583	8,052,546
VeriSign Inc.	25,453	7,350,826
Western Digital Corp.	111,710	7,148,323
Workday Inc., Class A(a)	68,704	16,488,960
Zebra Technologies Corp., Class A(a)	16,263	5,014,859
		4,497,558,500
Total Common Stocks — 99.5% (Cost: $3,550,353,959)		5,504,254,482
Preferred Stocks
South Korea — 0.2%
Samsung Electronics Co. Ltd., Preference Shares, NVS	261,037	9,576,118
Total Preferred Stocks — 0.2% (Cost: $8,886,531)		9,576,118
Security	Shares	Value
Warrants
Canada — 0.0%
Constellation Software Inc., (Issued 08/29/23, 1 Share for 1 Warrant, Expires 03/31/40, Strike Price CAD 11.50)(a)(d)	5,997	$—
Total Warrants — 0.0% (Cost: $—)		—
Total Long-Term Investments — 99.7% (Cost: $3,559,240,490)		5,513,830,600
Short-Term Securities
Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.47%(e)(f)(g)	14,022,201	14,027,809
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(e)(f)	19,970,000	19,970,000
Total Short-Term Securities — 0.6% (Cost: $33,997,810)		33,997,809
Total Investments — 100.3% (Cost: $3,593,238,300)		5,547,828,409
Liabilities in Excess of Other Assets — (0.3)%		(17,148,832)
Net Assets — 100.0%		$5,530,679,577

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/25	Shares Held at 06/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$25,458,582	$—	$(11,427,804)(a)	$(2,969)	$—	$14,027,809	14,022,201	$10,272 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,640,000	17,330,000 (a)	—	—	—	19,970,000	19,970,000	106,978	—
				$(2,969)	$—	$33,997,809		$117,250	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)(continued)
June 30, 2025
iShares® Global Tech ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Technology Select Sector Index	53	09/19/25	$13,661	$642,210
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$4,573,861,327	$930,393,155	$—	$5,504,254,482
Preferred Stocks	—	9,576,118	—	9,576,118
Warrants	—	—	—	—
Short-Term Securities
Money Market Funds	33,997,809	—	—	33,997,809
	$4,607,859,136	$939,969,273	$—	$5,547,828,409
Derivative Financial Instruments(a)
Assets
Equity Contracts	$642,210	$—	$—	$642,210

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
NVS	Non-Voting Shares